Submission	Nov. 20, 2024
Submission [Line Items]
Central Index Key	0001601830
Registrant Name	Recursion Pharmaceuticals, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES